UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Money Market Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2018

% of fund's net assets
General Obligations	38.5
Health Care	20.1
Water & Sewer	14.7
Education	13.4
Special Tax	8.7

Quality Diversification (% of fund's net assets)

As of May 31, 2018
AAA	6.2%
AA,A	76.6%
BBB	13.7%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Connecticut - 96.9%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,756,332
5% 2/15/24	645,000	688,634
5% 2/15/32	1,110,000	1,181,484
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,118,890
5% 8/15/32 (FSA Insured)	3,090,000	3,490,495
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	3,735,620
Series 2012 B, 5% 4/15/25	7,460,000	8,022,857
Series 2012 D:
5% 9/15/31	3,250,000	3,470,058
5% 9/15/32	4,860,000	5,179,059
Series 2012 G, 5% 10/15/30	4,275,000	4,575,148
Series 2013 A:
5% 3/1/27	11,480,000	12,445,009
5% 10/15/27	1,000,000	1,093,190
Series 2014 G, 5% 11/15/28	7,000,000	7,728,630
Series 2015 B:
5% 6/15/27	4,825,000	5,383,976
5% 6/15/30	1,290,000	1,427,437
5% 6/15/32	5,500,000	6,049,725
Series 2015 F, 5% 11/15/31	4,000,000	4,431,760
Series 2016 A, 5% 3/15/31	6,950,000	7,744,455
Series 2018 A:
5% 4/15/30	2,500,000	2,850,725
5% 4/15/38	1,700,000	1,888,598
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,106,780
5% 7/1/32	1,000,000	1,150,980
Series 2017, 5% 7/1/30	2,400,000	2,780,880
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	2,000,000	2,259,700
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/30	450,000	521,415
5% 7/1/31	1,300,000	1,500,720
5% 7/1/32	850,000	978,333
5% 7/1/33	700,000	802,697
5% 7/1/34	750,000	856,853
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	19,201,256
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	53,305
Bonds ( Yale Univ. Proj.) Series 2017 C-1, 5%, tender 2/1/28 (a)	4,000,000	4,845,600
Series 2008, 5% 7/1/34	200,000	200,524
Series 2011 M, 5.375% 7/1/41	5,485,000	5,874,819
Series 2013 N:
5% 7/1/24	400,000	450,628
5% 7/1/25	300,000	335,532
Series 2014 E:
5% 7/1/28	3,260,000	3,695,014
5% 7/1/29	3,840,000	4,334,016
Series 2015 L, 5% 7/1/29	1,500,000	1,697,070
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,717,760
Series 2016 CT, 5% 12/1/45	6,990,000	7,876,262
Series 2016 K, 4% 7/1/46	7,000,000	6,860,840
Series 2016:
5% 7/1/27	45,000	45,118
5% 12/1/41	4,000,000	4,531,280
Series 2116 Q1, 5% 7/1/46	6,000,000	6,704,220
Series A, 5% 7/1/41	3,000,000	3,171,300
Series E:
5% 7/1/27	1,000,000	1,128,650
5% 7/1/28	2,250,000	2,534,085
5% 7/1/42	5,000,000	5,435,650
Series F, 5% 7/1/45	4,890,000	5,333,230
Series H1, 5% 7/1/41	1,250,000	1,332,363
Series J, 5% 11/1/25	1,465,000	1,563,624
Series K1:
5% 7/1/24	600,000	671,832
5% 7/1/25	760,000	856,748
Series L:
5% 7/1/26	1,000,000	1,140,980
5% 7/1/27	2,000,000	2,276,460
5.75% 7/1/33	45,000	45,143
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
4% 11/15/18 (b)	250,000	251,965
5% 11/15/20 (b)	950,000	1,005,566
5% 11/15/23 (b)	1,100,000	1,210,946
Series 2017 B:
4% 11/15/18 (b)	950,000	957,895
5% 11/15/22 (b)	975,000	1,061,541
5% 11/15/24 (b)	1,065,000	1,179,786
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,380,000	2,455,232
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,107,880
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/25	4,000,000	4,402,400
5% 1/1/26	10,000,000	10,983,400
5% 1/1/28	1,000,000	1,092,040
5% 1/1/31	5,000,000	5,408,850
Series 2015 A, 5% 8/1/34	6,000,000	6,581,160
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	5,000,000	5,848,950
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,027
Series 2014 B:
5% 8/15/25	450,000	516,146
5% 8/15/26	700,000	799,001
5% 8/15/27	750,000	851,010
5% 8/15/28	1,000,000	1,131,620
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,044,450
Series 2014 A:
5% 11/1/28	1,000,000	1,130,720
5% 11/1/29	1,850,000	2,084,876
5% 11/1/30	2,480,000	2,785,586
5% 11/1/31	2,905,000	3,253,949
5% 11/1/42	11,115,000	12,258,845
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,084,150
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,065,332
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,054,283
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,115,810
5% 7/1/29 (FSA Insured)	1,000,000	1,111,800
Hbr. Point Infra Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,139,640
Meriden Gen. Oblig. Series 2016 A, 4% 5/1/29	3,485,000	3,721,004
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (b)	1,000,000	1,093,270
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	660,000	699,257
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,782,404
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,809,975
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,970,824
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,061,494
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,159,298
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,875,247
5% 3/1/33 (FSA Insured)	1,900,000	2,171,358
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (FSA Insured)	2,185,000	2,299,472
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,402,100
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	852,340
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	41,391
5% 8/15/28 (FSA Insured)	1,500,000	1,690,950
5% 8/15/30 (FSA Insured)	1,000,000	1,121,180
5% 8/15/34 (FSA Insured)	1,000,000	1,108,300
5% 8/15/35 (FSA Insured)	1,000,000	1,105,290
5% 9/1/29 (FSA Insured)	2,655,000	2,930,908
5% 9/1/31 (FSA Insured)	1,430,000	1,568,009
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,224,463
Series 2013 A, 5% 8/1/43	2,000,000	2,188,800
Series 30 B:
5% 8/1/30	1,150,000	1,318,061
5% 8/1/31	2,630,000	3,004,644
Series 32 B:
5% 8/1/32	1,000,000	1,176,170
5% 8/1/33	1,150,000	1,347,984
5% 8/1/37	3,000,000	3,483,030
5% 8/1/38	1,000,000	1,160,220
Stratford Gen. Oblig. Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,122,550
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,194,340
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	846,592
5% 11/1/25	635,000	681,234
5% 11/1/26	635,000	682,288
Series 2017 B, 5% 11/1/32	400,000	426,244

TOTAL CONNECTICUT		341,439,296

Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	915,728
TOTAL MUNICIPAL BONDS
(Cost $343,601,478)		342,355,024
TOTAL INVESTMENT IN SECURITIES - 97.1%
(Cost $343,601,478)		342,355,024
NET OTHER ASSETS (LIABILITIES) - 2.9%		10,133,255
NET ASSETS - 100%		$352,488,279

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,139,640 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.5%
Health Care	20.1%
Water & Sewer	14.7%
Education	13.4%
Special Tax	8.7%
Others* (Individually Less Than 5%)	4.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $343,601,478)		$342,355,024
Cash		8,090,004
Receivable for fund shares sold		24,045
Interest receivable		4,458,205
Prepaid expenses		107
Other receivables		1,164
Total assets		354,928,549
Liabilities
Payable for investments purchased	$1,887,238
Payable for fund shares redeemed	157,758
Distributions payable	234,081
Accrued management fee	104,271
Other affiliated payables	29,856
Other payables and accrued expenses	27,066
Total liabilities		2,440,270
Net Assets		$352,488,279
Net Assets consist of:
Paid in capital		$352,491,632
Undistributed net investment income		71,620
Accumulated undistributed net realized gain (loss) on investments		1,171,481
Net unrealized appreciation (depreciation) on investments		(1,246,454)
Net Assets, for 31,433,715 shares outstanding		$352,488,279
Net Asset Value, offering price and redemption price per share ($352,488,279 ÷ 31,433,715 shares)		$11.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Interest		$5,492,225
Expenses
Management fee	$646,906
Transfer agent fees	137,091
Accounting fees and expenses	47,089
Custodian fees and expenses	1,423
Independent trustees' fees and expenses	809
Registration fees	21,199
Audit	30,876
Legal	2,575
Miscellaneous	1,303
Total expenses before reductions	889,271
Expense reductions	(2,555)
Total expenses after reductions		886,716
Net investment income (loss)		4,605,509
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,201,007
Change in net unrealized appreciation (depreciation) on investment securities		(3,661,845)
Net gain (loss)		(2,460,838)
Net increase (decrease) in net assets resulting from operations		$2,144,671

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,605,509	$10,012,463
Net realized gain (loss)	1,201,007	2,104,067
Change in net unrealized appreciation (depreciation)	(3,661,845)	4,588,552
Net increase (decrease) in net assets resulting from operations	2,144,671	16,705,082
Distributions to shareholders from net investment income	(4,604,402)	(10,013,466)
Distributions to shareholders from net realized gain	(1,941,232)	(4,832,741)
Total distributions	(6,545,634)	(14,846,207)
Share transactions
Proceeds from sales of shares	19,039,598	32,524,277
Reinvestment of distributions	4,599,080	10,412,105
Cost of shares redeemed	(47,246,562)	(89,096,579)
Net increase (decrease) in net assets resulting from share transactions	(23,607,884)	(46,160,197)
Redemption fees	–	20
Total increase (decrease) in net assets	(28,008,847)	(44,301,302)
Net Assets
Beginning of period	380,497,126	424,798,428
End of period	$352,488,279	$380,497,126
Other Information
Undistributed net investment income end of period	$71,620	$70,513
Shares
Sold	1,690,347	2,859,606
Issued in reinvestment of distributions	408,961	919,271
Redeemed	(4,199,632)	(7,841,420)
Net increase (decrease)	(2,100,324)	(4,062,543)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.30	$11.75	$11.78	$11.39	$12.26
Income from Investment Operations
Net investment income (loss)A	.142	.289	.306	.328	.343	.343
Net realized and unrealized gain (loss)	(.081)	.185	(.372)	.031	.517	(.808)
Total from investment operations	.061	.474	(.066)	.359	.860	(.465)
Distributions from net investment income	(.142)	(.289)	(.306)	(.328)	(.343)	(.343)
Distributions from net realized gain	(.059)	(.135)	(.078)	(.061)	(.127)	(.063)
Total distributions	(.201)	(.424)	(.384)	(.389)	(.470)	(.406)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	.001
Net asset value, end of period	$11.21	$11.35	$11.30	$11.75	$11.78	$11.39
Total ReturnC,D	.55%	4.26%	(.66)%	3.10%	7.73%	(3.82)%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.49%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.49%	.48%
Net investment income (loss)	2.54%F	2.53%	2.57%	2.80%	2.96%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$352,488	$380,497	$424,798	$443,037	$438,958	$445,758
Portfolio turnover rate	13%F	8%	20%	13%	13%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2018

Days	% of fund's investments 5/31/18
1 - 7	70.6
8 - 30	3.8
31 - 60	7.5
61 - 90	1.3
91 - 180	13.1
> 180	3.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
Variable Rate Demand Notes (VRDNs)	46.1%
Tender Option Bond	17.7%
Other Municipal Security	27.5%
Investment Companies	9.0%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

5/31/18
Fidelity® Connecticut Municipal Money Market Fund	0.81%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Connecticut Municipal Money Market Fund

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.1%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.2% 6/7/18, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.22% 6/7/18, VRDN (a)(b)	2,800,000	2,800,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.13% 6/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	100,000	100,000
		2,900,000
Connecticut - 44.3%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 1.04% 6/7/18, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 1.25% 6/7/18, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 1.2% 6/7/18, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	31,790,000	31,790,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 1.1% 6/7/18, LOC Bank of America NA, VRDN (a)	14,665,000	14,665,000
(Hamden Hall Country Day School Proj.) Series A, 1.16% 6/7/18, LOC RBS Citizens NA, VRDN (a)	15,220,000	15,220,000
(Taft School Issue Proj.) Series E, 1.15% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	11,800,000	11,800,000
(Trinity College Proj.) Series L, 1.07% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,450,000	8,450,000
(Wesleyan Univ. Proj.) Series H, 0.95% 6/7/18, VRDN (a)	6,105,000	6,105,000
Series 2007 D, 1.13% 6/7/18, LOC Bank of America NA, VRDN (a)	9,345,000	9,345,000
Series 2011 A, 1.09% 6/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,855,000	1,855,000
Series 2011 B, 1.08% 6/7/18, LOC Bank of America NA, VRDN (a)	27,000,000	27,000,000
Series 2013 H, 1.15% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	18,305,000	18,305,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 1.04% 6/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	6,435,000	6,435,000
Series 2010, 1.09% 6/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,500,000	3,500,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.06% 6/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	10,755,000	10,755,000
Series 2008 E, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)(b)	6,705,000	6,705,000
Series D 3, 1.1% 6/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	17,300,000	17,300,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.03% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	26,500,000	26,500,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 1.11% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,680,000
		268,005,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.29% 6/7/18, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.1% 6/7/18, VRDN (a)(b)	1,400,000	1,400,000
		2,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.19% 6/7/18, VRDN (a)	300,000	300,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.2% 6/7/18, VRDN (a)(b)	1,100,000	1,100,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.22% 6/7/18, VRDN (a)(b)	300,000	300,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 6/7/18, VRDN (a)(b)	1,900,000	1,900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 6/7/18, VRDN (a)(b)	800,000	800,000
		2,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $279,205,000)		279,205,000

Tender Option Bond - 17.7%
Connecticut - 16.9%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 1.16% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,000,000	8,000,000
Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	25,800,000	25,800,000
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	5,100,000	5,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 1.1% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Series Floaters XM 04 49, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225,000	2,225,000
Series RBC 2016 XM0133, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,910,000	7,910,000
Series ROC II R 11854, 1.14% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.13% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,010,000	7,010,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,000,000	9,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 1.14% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,000,000	15,999,985
		102,229,985
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,200,000	3,200,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	495,000	495,000
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700,000	700,000
TOTAL TENDER OPTION BOND
(Cost $107,024,985)		107,024,985

Other Municipal Security - 27.5%
Connecticut - 26.4%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	7,350,000	7,352,379
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	6,000,000	6,011,112
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	7,000,000	7,031,602
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	6,600,000	6,624,971
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	15,600,000	15,756,001
Bonds:
Series 2005 B, 5.25% 6/1/18	5,000,000	5,000,000
Series 2012 A, SIFMA Municipal Swap Index + 1.100% 2.16% 4/15/19(a)(e)	2,025,000	2,035,419
Series 2014 C, 5% 6/15/18	7,310,000	7,319,446
Series 2016 G, 5% 11/1/18	4,000,000	4,052,805
Series 2018 A, 5% 4/15/19	5,800,000	5,954,400
Series 2018 B, 5% 4/15/19	5,800,000	5,954,400
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(William W Backus Hosp. Proj.) Series 2008, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,003,294
(William W Backus Hosp., Ct Proj.) Series 2008, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,000,000	2,006,045
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	835,000	837,560
(Yale Univ. Proj.) Series 2010 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	5,000,000	5,014,426
Series 2015 A, 1.375%, tender 7/11/18 (a)	5,215,000	5,215,065
Series 2018 S2, 1.59% tender 6/6/18, CP mode	1,835,000	1,835,000
Series S1, 1.55% tender 6/5/18, CP mode	6,000,000	6,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009A, 5% 12/1/18	1,000,000	1,016,735
Series 2014 B, 4% 9/1/18	1,700,000	1,710,744
Series 2018 A, 4% 1/1/19	2,000,000	2,027,268
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	6,100,000	6,111,964
East Windsor Gen. Oblig. BAN Series 2018, 2% 1/3/19	1,756,000	1,758,025
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18	6,400,000	6,401,315
New Milford Gen. Oblig. BAN Series 2018, 2.5% 1/24/19	5,900,000	5,925,159
North Haven Gen. Oblig. BAN Series 2017, 2.25% 11/8/18	9,175,000	9,206,039
Plainville Gen. Oblig. BAN Series 2018, 2% 9/14/18	4,000,000	4,005,713
Rocky Hill Gen. Oblig. BAN:
Series 2017, 2.25% 8/1/18	4,000,000	4,005,762
Series 2018, 2% 8/1/18 (f)	4,000,000	4,002,520
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	6,500,000	6,524,994
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	6,000,000	6,022,457
Wolcott Gen. Oblig. BAN Series 2018, 2.5% 11/8/18	6,400,000	6,426,669
		160,149,289
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	400,000	400,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	300,000	300,000
1.68% tender 6/28/18, CP mode	500,000	500,000
		800,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90 A, 1.55% tender 7/9/18, CP mode (b)	600,000	600,000
Series 90A, 1.68% tender 7/2/18, CP mode (b)	2,100,000	2,100,000
Series 90B, 1.38% tender 6/28/18, CP mode	800,000	800,000
Series A1:
1.35% tender 7/12/18, CP mode (b)	1,700,000	1,700,000
1.9% tender 6/6/18, CP mode (b)	200,000	200,000
		5,400,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $166,749,289)		166,749,289
	Shares	Value

Investment Company - 9.0%
Fidelity Municipal Cash Central Fund, 1.15% (g)(h)
(Cost $54,528,117)	54,523,283	54,528,117
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $607,507,391)		607,507,391
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,966,689)
NET ASSETS - 100%		$605,540,702

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,195,000 or 5.0% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$700,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$3,200,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 3/2/18	$25,800,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$270,284
Total	$270,284

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $552,979,274)	$552,979,274
Fidelity Central Funds (cost $54,528,117)	54,528,117
Total Investment in Securities (cost $607,507,391)		$607,507,391
Cash		9,654
Receivable for investments sold		600,173
Receivable for fund shares sold		293,029
Interest receivable		2,425,709
Distributions receivable from Fidelity Central Funds		68,730
Prepaid expenses		216
Total assets		610,904,902
Liabilities
Payable for investments purchased
Regular delivery	$600,000
Delayed delivery	4,002,520
Payable for fund shares redeemed	481,636
Distributions payable	16,788
Accrued management fee	181,335
Other affiliated payables	60,109
Other payables and accrued expenses	21,812
Total liabilities		5,364,200
Net Assets		$605,540,702
Net Assets consist of:
Paid in capital		$605,603,103
Distributions in excess of net investment income		(10,521)
Accumulated undistributed net realized gain (loss) on investments		(51,880)
Net Assets, for 604,703,599 shares outstanding		$605,540,702
Net Asset Value, offering price and redemption price per share ($605,540,702 ÷ 604,703,599 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Interest		$4,021,681
Income from Fidelity Central Funds		270,284
Total income		4,291,965
Expenses
Management fee	$1,117,716
Transfer agent fees	330,345
Accounting fees and expenses	44,002
Custodian fees and expenses	2,647
Independent trustees' fees and expenses	1,400
Registration fees	20,432
Audit	20,426
Legal	4,897
Miscellaneous	2,138
Total expenses before reductions	1,544,003
Expense reductions	(39,850)
Total expenses after reductions		1,504,153
Net investment income (loss)		2,787,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,732)
Fidelity Central Funds	(2,157)
Total net realized gain (loss)		(48,889)
Net increase in net assets resulting from operations		$2,738,923

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,787,812	$3,087,590
Net realized gain (loss)	(48,889)	126,774
Net increase in net assets resulting from operations	2,738,923	3,214,364
Distributions to shareholders from net investment income	(2,787,894)	(3,087,333)
Distributions to shareholders from net realized gain	(40,289)	–
Total distributions	(2,828,183)	(3,087,333)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	83,453,602	67,037,049
Reinvestment of distributions	2,737,443	3,004,684
Cost of shares redeemed	(176,181,818)	(374,187,581)
Net increase (decrease) in net assets and shares resulting from share transactions	(89,990,773)	(304,145,848)
Total increase (decrease) in net assets	(90,080,033)	(304,018,817)
Net Assets
Beginning of period	695,620,735	999,639,552
End of period	$605,540,702	$695,620,735
Other Information
Distributions in excess of net investment income end of period	$(10,521)	$(10,439)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A	–A
Total from investment operations	.005	.004	.001	–A	–A	–A
Distributions from net investment income	(.005)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–A	–	–A	–A	–	–
Total distributions	(.005)	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.45%	.38%	.07%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.48%	.48%	.49%	.48%	.49%
Expenses net of fee waivers, if any	.48%F	.48%	.32%	.08%	.08%	.13%
Expenses net of all reductions	.48%F	.48%	.32%	.08%	.08%	.12%
Net investment income (loss)	.89%F	.37%	.05%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$605,541	$695,621	$999,640	$1,719,175	$1,751,915	$1,883,058

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$343,601,478	$3,613,435	$(4,859,889)	$(1,246,454)
Fidelity Connecticut Municipal Money Market Fund	607,507,391	–	–	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $23,562,252 and $42,134,409, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$536

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$37,802

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Connecticut Municipal Income Fund	$1,423

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$1,132
Fidelity Connecticut Municipal Money Market Fund	2,048

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$1,000.00	$1,005.50	$2.45
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Connecticut Municipal Money Market Fund	.48%
Actual		$1,000.00	$1,004.50	$2.40
Hypothetical-C		$1,000.00	$1,022.54	$2.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Money Market Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of May 31, 2018

% of fund's net assets
General Obligations	30.3
Health Care	19.1
Transportation	16.8
Education	14.6
Escrowed/Pre-Refunded	9.2

Quality Diversification (% of fund's net assets)

As of May 31, 2018
AAA	4.1%
AA,A	47.2%
BBB	40.1%
BB and Below	0.6%
Not Rated	5.3%
Short-Term Investments and Net Other Assets	2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,300,990
Series 2014 B, 5% 1/1/23	700,000	781,620

TOTAL DELAWARE, NEW JERSEY		4,082,610

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,144,660
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,648,770

TOTAL GUAM		2,793,430

New Jersey - 89.1%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,116,620
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,111,380
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,198,750
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,133,965
5% 2/15/26	1,000,000	1,103,980
5% 2/15/27	1,000,000	1,099,030
5% 2/15/28	1,000,000	1,095,200
5% 2/15/29	1,000,000	1,091,390
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,434,160
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,489,968
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	580,000
5% 9/1/23 (FSA Insured)	600,000	684,960
5% 9/1/24 (FSA Insured)	1,640,000	1,901,203
5% 9/1/25 (FSA Insured)	1,375,000	1,579,311
5% 9/1/39 (FSA Insured)	4,000,000	4,444,880
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,102,057
5% 3/1/21	1,000,000	1,076,010
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,025,980
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,189,512
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,889,175
5% 11/1/29 (FSA Insured)	750,000	863,738
5% 11/1/30 (FSA Insured)	605,000	695,290
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,147,160
5% 11/1/28	1,050,000	1,241,783
5% 11/1/29	1,035,000	1,219,354
5% 11/1/30	800,000	940,328
5% 11/1/31	500,000	586,355
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,554,719
5% 8/1/28	4,000,000	4,427,520
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,602,366
5% 9/1/26	600,000	658,212
5% 9/1/27	440,000	482,689
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	3,000,000	2,905,440
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,638,330
5.375% 1/1/43 (a)	2,000,000	2,186,260
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,720,890
5% 6/1/31 (FSA Insured)	1,500,000	1,713,300
5% 6/1/37 (FSA Insured)	4,000,000	4,485,640
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,679,613
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,694,250
Series 2012 II, 5% 3/1/26	5,000,000	5,307,500
Series 2012, 5% 6/15/20	5,000,000	5,241,900
Series 2013 NN, 5% 3/1/27	10,700,000	11,375,812
Series 2013:
5% 3/1/23	4,920,000	5,356,207
5% 3/1/25	725,000	778,984
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,158,220
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,091,920
5.25% 6/15/27	3,000,000	3,332,550
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	40,000	40,928
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/27 (a)	1,675,000	1,877,591
5% 10/1/47 (a)	1,000,000	1,083,620
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,211,050
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,115,460
Series 2012 A, 5% 7/1/19	1,040,000	1,074,694
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	756,732
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/22	440,000	486,495
5% 7/1/23	485,000	544,907
5% 7/1/24	690,000	784,985
5% 7/1/25	600,000	688,740
5% 7/1/26	945,000	1,092,089
5% 7/1/27	1,055,000	1,230,636
5% 7/1/28	1,465,000	1,698,755
5% 7/1/29	665,000	767,676
Series 2007, 5.5% 7/1/18	4,125,000	4,136,839
Series 2015 B, 5% 7/1/31	3,000,000	3,375,780
Series 2016 A:
5% 7/1/27	2,875,000	3,223,249
5% 7/1/32	1,000,000	1,103,220
5% 7/1/33	3,000,000	3,298,590
5% 7/1/41	2,425,000	2,632,677
Series 2016 B, 5% 9/1/20	4,535,000	4,765,287
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,822,977
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,142,460
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,138,620
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,817,319
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	3,924,636
(Hackensack Univ. Med. Ctr. Proj.) Series 2010, 5% 1/1/34 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,097,640
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	1,500,000	1,687,260
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,240,100
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	998,343
Series 2009 A, 5.75% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	4,000,000	4,200,960
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	692,221
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,116,141
Series 2011:
5% 7/1/19	1,500,000	1,550,205
5% 7/1/23	2,500,000	2,781,700
5% 7/1/24	2,000,000	2,217,100
5% 7/1/25	2,265,000	2,505,271
Series 2012 A:
5% 7/1/22	1,400,000	1,553,692
5% 7/1/23	1,000,000	1,108,550
5% 7/1/24	2,000,000	2,209,700
5% 7/1/25	1,000,000	1,102,390
Series 2012 II, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,113,510
Series 2012, 5% 7/1/21 (Escrowed to Maturity)	2,325,000	2,530,530
Series 2013 A:
5% 7/1/28	1,080,000	1,197,050
5% 7/1/32	1,600,000	1,758,272
5.25% 7/1/28	3,250,000	3,671,785
Series 2013:
5% 7/1/24	1,250,000	1,425,625
5% 7/1/26	1,335,000	1,487,057
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,777,808
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	813,433
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,859,967
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	619,332
Series 2014 A:
4% 7/1/45	1,300,000	1,316,068
5% 7/1/30	700,000	777,210
5% 7/1/31	455,000	504,386
5% 7/1/32	1,000,000	1,106,200
5% 7/1/44	3,525,000	3,848,278
5% 7/1/45	2,225,000	2,418,864
Series 2016 A:
5% 7/1/22	2,000,000	2,194,160
5% 7/1/26	1,565,000	1,779,530
5% 7/1/27	100,000	115,643
5% 7/1/27	1,685,000	1,910,824
5% 7/1/28	2,000,000	2,297,280
5% 7/1/28	2,000,000	2,257,380
5% 7/1/29	3,660,000	4,178,585
5% 7/1/29	1,550,000	1,740,092
5% 7/1/30	1,200,000	1,370,028
5% 7/1/30	2,000,000	2,237,740
5% 7/1/31	5,100,000	5,799,108
5% 7/1/31	10,000,000	11,386,196
5% 7/1/33	1,000,000	1,130,970
5% 7/1/39	7,990,000	8,820,561
Series 2016:
5% 7/1/27	1,500,000	1,741,305
5% 7/1/29	1,050,000	1,206,009
5% 7/1/30	605,000	693,905
5% 7/1/31	400,000	457,804
5% 7/1/41	3,000,000	3,215,880
Series 2017 A, 5% 7/1/25	110,000	127,884
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,408,500
Series 2013:
4% 12/1/20 (a)	2,500,000	2,599,250
5% 12/1/21 (a)	3,600,000	3,894,120
5% 12/1/22 (a)	2,250,000	2,474,528
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,389,160
5% 12/1/27 (a)	2,500,000	2,828,325
New Jersey Inst of Technology:
Series 2012 A:
5% 7/1/32	870,000	947,056
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	424,711
5% 7/1/42	3,470,000	3,757,802
Series A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,530,000	1,710,020
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/25	3,000,000	3,414,420
5% 6/1/26	3,000,000	3,444,210
5% 6/1/27	1,000,000	1,152,340
5% 6/1/28	2,000,000	2,316,920
Series 2018 B, 3.2% 6/1/27	5,000,000	5,042,900
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,969,988
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	8,000,000	8,941,280
Series 2014 A, 5% 1/1/32	5,000,000	5,631,300
Series 2017 B:
5% 1/1/32	5,000,000	5,863,150
5% 1/1/33	5,000,000	5,840,400
5% 1/1/34	2,500,000	2,908,875
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,089,335
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,328,040
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	7,044,100
0% 12/15/34	4,000,000	2,031,800
Series 2008 A:
0% 12/15/36	25,000,000	10,646,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,744,080
Series 2009 A:
0% 12/15/36	1,915,000	815,541
0% 12/15/38	13,900,000	5,355,392
Series 2010 A, 0% 12/15/30	14,750,000	8,549,543
Series 2010 A3, 0% 12/15/34	10,775,000	5,113,600
Series 2011 A, 5.25% 6/15/25	6,000,000	6,413,400
Series 2011 B:
5.25% 6/15/25	3,185,000	3,404,447
5.25% 6/15/26	2,000,000	2,129,420
Series 2016 A:
5% 6/15/20	2,365,000	2,475,587
5% 6/15/29	750,000	824,850
5% 6/15/30	5,000,000	5,488,000
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,455,725
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,070,690
Newark Gen. Oblig. Series 2013 A, 5% 7/15/18	3,130,000	3,138,608
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,715,200
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,169,030
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	814,644
5% 1/1/31 (a)	1,950,000	2,166,060
5% 1/1/33 (a)	750,000	827,355
5% 1/1/35 (a)	2,000,000	2,192,760
5% 1/1/36 (a)	1,000,000	1,093,860

TOTAL NEW JERSEY		452,274,477

New York And New Jersey - 3.0%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,454,662
Series 2016, 5% 11/15/32 (a)	5,000,000	5,729,200
Series 2018, 5% 9/15/34 (a)	5,000,000	5,796,000

TOTAL NEW YORK AND NEW JERSEY		14,979,862

Pennsylvania, New Jersey - 3.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/21	600,000	653,412
5% 7/1/24	1,200,000	1,325,820
5% 7/1/25	1,100,000	1,213,982
5% 7/1/26	500,000	551,195
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,009,540
5% 7/1/24	275,000	315,692
5% 7/1/26	650,000	752,024
5% 7/1/29	300,000	344,787
5% 7/1/30	350,000	401,279
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,301,800
Series 2010 D, 5% 1/1/40	4,000,000	4,170,480
Series 2013, 5% 1/1/31	5,000,000	5,572,250

TOTAL PENNSYLVANIA, NEW JERSEY		19,612,261

TOTAL MUNICIPAL BONDS
(Cost $477,739,583)		493,742,640

Municipal Notes - 0.7%
New Jersey - 0.7%
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.26% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(c)
(Cost $3,750,000)	3,750,000	3,750,000
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $481,489,583)		497,492,640
NET OTHER ASSETS (LIABILITIES) - 2.0%		10,173,509
NET ASSETS - 100%		$507,666,149

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	30.3%
Health Care	19.1%
Transportation	16.8%
Education	14.6%
Escrowed/Pre-Refunded	9.2%
Others* (Individually Less Than 5%)	10.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $481,489,583)		$497,492,640
Cash		3,170,057
Receivable for fund shares sold		119,089
Interest receivable		7,559,254
Prepaid expenses		141
Other receivables		1,658
Total assets		508,342,839
Liabilities
Payable for fund shares redeemed	$46,259
Distributions payable	411,931
Accrued management fee	150,651
Other affiliated payables	42,019
Other payables and accrued expenses	25,830
Total liabilities		676,690
Net Assets		$507,666,149
Net Assets consist of:
Paid in capital		$491,345,066
Distributions in excess of net investment income		(24,104)
Accumulated undistributed net realized gain (loss) on investments		342,130
Net unrealized appreciation (depreciation) on investments		16,003,057
Net Assets, for 43,532,321 shares outstanding		$507,666,149
Net Asset Value, offering price and redemption price per share ($507,666,149 ÷ 43,532,321 shares)		$11.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Interest		$8,775,083
Expenses
Management fee	$917,121
Transfer agent fees	188,078
Accounting fees and expenses	65,959
Custodian fees and expenses	2,064
Independent trustees' fees and expenses	1,135
Registration fees	21,813
Audit	28,872
Legal	2,875
Miscellaneous	2,062
Total expenses before reductions	1,229,979
Expense reductions	(3,639)
Total expenses after reductions		1,226,340
Net investment income (loss)		7,548,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		417,817
Total net realized gain (loss)		417,817
Change in net unrealized appreciation (depreciation) on investment securities		(5,468,941)
Net gain (loss)		(5,051,124)
Net increase (decrease) in net assets resulting from operations		$2,497,619

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,548,743	$15,649,031
Net realized gain (loss)	417,817	3,023,422
Change in net unrealized appreciation (depreciation)	(5,468,941)	14,042,124
Net increase (decrease) in net assets resulting from operations	2,497,619	32,714,577
Distributions to shareholders from net investment income	(7,547,704)	(15,647,560)
Distributions to shareholders from net realized gain	(2,819,754)	(4,145,714)
Total distributions	(10,367,458)	(19,793,274)
Share transactions
Proceeds from sales of shares	34,369,405	56,029,093
Reinvestment of distributions	7,191,675	13,845,491
Cost of shares redeemed	(48,427,321)	(92,131,667)
Net increase (decrease) in net assets resulting from share transactions	(6,866,241)	(22,257,083)
Redemption fees	–	2
Total increase (decrease) in net assets	(14,736,080)	(9,335,778)
Net Assets
Beginning of period	522,402,229	531,738,007
End of period	$507,666,149	$522,402,229
Other Information
Distributions in excess of net investment income end of period	$(24,104)	$(25,143)
Shares
Sold	2,936,925	4,806,753
Issued in reinvestment of distributions	613,962	1,188,891
Redeemed	(4,145,338)	(7,922,307)
Net increase (decrease)	(594,451)	(1,926,663)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.55	$11.79	$12.00	$11.58	$12.49
Income from Investment Operations
Net investment income (loss)A	.171	.350	.360	.373	.387	.397
Net realized and unrealized gain (loss)	(.116)	.379	(.219)	(.189)	.489	(.884)
Total from investment operations	.055	.729	.141	.184	.876	(.487)
Distributions from net investment income	(.171)	(.349)	(.364)	(.372)	(.386)	(.397)
Distributions from net realized gain	(.064)	(.090)	(.017)	(.022)	(.070)	(.026)
Total distributions	(.235)	(.439)	(.381)	(.394)	(.456)	(.423)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$11.66	$11.84	$11.55	$11.79	$12.00	$11.58
Total ReturnC,D	.47%	6.44%	1.08%	1.56%	7.71%	(3.94)%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.47%	.47%	.48%	.48%	.47%
Expenses net of fee waivers, if any	.48%F	.47%	.47%	.48%	.48%	.47%
Expenses net of all reductions	.48%F	.47%	.47%	.48%	.48%	.47%
Net investment income (loss)	2.94%F	2.99%	2.98%	3.15%	3.27%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$507,666	$522,402	$531,738	$545,659	$597,836	$599,906
Portfolio turnover rate	18%F	17%	15%	7%	12%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2018

Days	% of fund's investments 5/31/18
1 - 7	68.2
8 - 30	2.7
31 - 60	6.6
61 - 90	3.7
91 - 180	8.0
> 180	10.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
Variable Rate Demand Notes (VRDNs)	43.0%
Tender Option Bond	22.0%
Other Municipal Security	29.7%
Investment Companies	4.9%
Net Other Assets (Liabilities)	0.4%

Current 7-Day Yields

5/31/18
Fidelity® New Jersey Municipal Money Market Fund	0.76%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund’s expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2018, the most recent period shown in the table, would have been 0.75%.

Fidelity® New Jersey Municipal Money Market Fund

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.0%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.2% 6/7/18, VRDN (a)(b)	$2,600,000	$2,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.26% 6/7/18, VRDN (b)	1,000,000	1,000,000
West Jefferson Indl. Dev. Series 2008, 1.26% 6/7/18, VRDN (b)	1,700,000	1,700,000
		5,300,000
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.22% 6/7/18, VRDN (a)(b)	800,000	800,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.13% 6/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,900,000	7,900,000
		8,700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.28% 6/7/18, VRDN (a)(b)	500,000	500,000
Delaware, New Jersey - 2.3%
Delaware River & Bay Auth. Rev. Series 2008, 1.02% 6/7/18, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.29% 6/7/18, VRDN (a)(b)	1,200,000	1,200,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.2% 6/7/18, VRDN (b)	1,200,000	1,200,000
Series I, 1.2% 6/7/18, VRDN (b)	300,000	300,000
		2,700,000
Iowa - 0.5%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.11% 6/7/18, VRDN (a)(b)	4,400,000	4,400,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.14% 6/7/18, VRDN (b)	500,000	500,000
Series 2010 B1, 1.19% 6/7/18, VRDN (b)	400,000	400,000
		900,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.2% 6/7/18, VRDN (a)(b)	1,400,000	1,400,000
New Jersey - 28.1%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (b)	18,300,000	18,300,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.06% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.02% 6/7/18, LOC JPMorgan Chase Bank, VRDN (b)	8,645,000	8,645,000
(Cooper Health Sys. Proj.) Series 2008 A, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (b)	15,500,000	15,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.03% 6/7/18, LOC Bank of America NA, VRDN (b)	28,580,000	28,580,000
Series 2008 C, 1.03% 6/7/18, LOC JPMorgan Chase Bank, VRDN (b)	13,075,000	13,075,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.03% 6/7/18, LOC JPMorgan Chase Bank, VRDN (b)	25,750,000	25,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.04% 6/7/18, LOC Wells Fargo Bank NA, VRDN (b)	4,685,000	4,685,000
(Virtua Health Proj.) Series 2009 D, 1.03% 6/7/18, LOC TD Banknorth, NA, VRDN (b)	17,100,000	17,100,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2007 G, 1.06% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	800,000	800,000
Series 2008 F, 1.04% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	43,445,000	43,445,000
Series 2013 5, 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	28,940,000	28,940,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 1.07% 6/7/18, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
		233,720,000
Pennsylvania, New Jersey - 4.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (b)	2,100,000	2,100,000
Series 2010 B, 1.05% 6/7/18, LOC Barclays Bank PLC, VRDN (b)	34,215,000	34,215,000
		36,315,000
New York And New Jersey - 4.6%
Port Auth. of New York & New Jersey:
Series 1991 1, 1.14% 7/2/18, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 1.14% 7/2/18, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1995 3, 1.14% 7/2/18, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 1.14% 7/2/18, VRDN (a)(b)(c)	10,500,000	10,500,000
		38,500,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.22% 6/7/18, VRDN (a)(b)	1,000,000	1,000,000
Texas - 0.1%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.15% 6/7/18 (Total SA Guaranteed), VRDN (a)(b)	500,000	500,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 6/7/18, VRDN (a)(b)	2,200,000	2,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 6/7/18, VRDN (a)(b)	1,300,000	1,300,000
		3,500,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.31% 6/7/18, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $357,885,000)		357,885,000

Tender Option Bond - 22.0%
Illinois - 0.1%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	200,000	200,000
New Jersey - 18.5%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 1.11%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)(e)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 1.1% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	4,275,000	4,275,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN:
Series Floaters E102, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (b)(d)	41,900,000	41,900,000
Series Floaters XF 25 25, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	8,700,000	8,700,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,000,000	6,000,000
Series Floaters XF 25 38, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,000,000	2,000,000
Series Floaters XG 01 68, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,350,000	9,350,000
Series Floaters XL 00 52, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	8,400,000	8,400,000
Series Floaters XX 10 91, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,100,000	6,100,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,335,000	4,335,000
Series 15 XF0149, 1.07% 6/7/18 (Liquidity Facility Bank of America NA) (b)(d)	2,670,000	2,670,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 06 01, 1.07% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	6,200,000	6,200,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (b)(d)	2,015,000	2,015,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	16,325,000	16,325,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,245,000	7,245,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.06% 6/7/18 (Liquidity Facility Citibank NA) (b)(d)	1,900,000	1,900,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 1.13% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		153,785,000
New York And New Jersey - 3.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 1.14% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0407, 1.14% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 ZF0367, 1.14% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters XF 24 88, 1.11% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	800,000	800,000
Series Floaters XL 00 63, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	1,400,000	1,400,000
Series Floaters XM 06 16, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	4,800,000	4,800,000
Series Floaters YX 10 34, 1.14% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series ROC 14086, 1.12% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
		28,410,000
TOTAL TENDER OPTION BOND
(Cost $182,395,000)		182,395,000

Other Municipal Security - 29.7%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	500,000	500,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.68% tender 7/2/18 (Massachusetts Elec. Co. Guaranteed), CP mode (a)	1,700,000	1,700,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	400,000	400,000
1.68% tender 6/28/18, CP mode	600,000	600,000
		2,700,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90 A, 1.55% tender 7/9/18, CP mode (a)	900,000	900,000
Series 90A, 1.68% tender 7/2/18, CP mode (a)	1,200,000	1,200,000
Series 90B, 1.38% tender 6/28/18, CP mode	1,100,000	1,100,000
Series A1, 1.35% tender 7/12/18, CP mode (a)	2,300,000	2,300,000
		5,500,000
New Jersey - 23.0%
Avalon Borough Gen. Oblig. BAN Series 2018, 2.75% 12/5/18	8,163,195	8,213,337
Borough of Woodland Park BAN Series 2017, 2.5% 6/1/18	1,083,870	1,083,870
Camden County BAN Series 2017 A, 3% 10/25/18	9,800,000	9,867,024
Chester Township Gen. Oblig. BAN Series 2017, 2.25% 10/12/18	3,440,000	3,448,580
Delran Township BAN Series 2017, 2.5% 10/29/18	8,700,000	8,745,209
Englewood Gen. Oblig. BAN Series 2017 A, 2.25% 8/16/18	800,000	801,562
Fairfield TWP NJ BD NTS. BAN Series 2017:
2.25% 6/14/18	5,700,000	5,701,364
3% 12/4/18	4,729,631	4,763,321
Fairview Gen. Oblig. BAN Series 2018, 3% 2/1/19	6,978,000	7,039,245
Harrison Township BAN Series 2018 A, 3.25% 5/29/19	9,026,340	9,142,230
Hopatcong Borough Gen. Oblig. BAN Series 2017, 2.25% 7/26/18	4,465,080	4,472,192
Hopewell Township Gen. Oblig. BAN Series 2018:
3% 4/5/19	4,047,019	4,087,931
3% 4/5/19 (f)	2,258,144	2,278,738
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	9,700,000	9,776,151
Mercer County Gen. Oblig. BAN Series A, 2% 8/28/18	3,500,000	3,504,069
Middlesex County Gen. Oblig. BAN Series 2017, 2% 6/13/18	7,000,000	7,001,133
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	8,800,000	8,891,343
New Jersey Edl. Facility Bonds 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	3,165,000	3,174,218
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2008, 5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100)	4,600,000	4,656,320
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2012 1A, 5% 12/1/18 (a)	500,000	507,383
Series 2018 B, 5% 12/1/18 (a)	250,000	253,528
North Arlington BAN Series 2018, 2.5% 10/1/18	4,700,000	4,710,512
North Brunswick Township Gen. Oblig. BAN Series 2017 A, 2% 7/25/18	1,750,000	1,750,866
North Caldwell Gen. Oblig. BAN Series 2017, 2.25% 10/24/18	5,312,470	5,334,987
North Wildwood Gen. Oblig. BAN Series 2017, 2.25% 8/23/18	12,475,000	12,506,687
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	9,900,000	9,958,796
Oradell BAN Series 2018, 3% 4/5/19	6,337,400	6,397,241
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	9,800,000	9,854,715
Point Pleasant Beach Gen. Oblig. BAN Series 2017, 2.25% 8/3/18	6,800,000	6,811,240
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed) (f)	3,400,000	3,436,924
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	17,675,000	17,732,317
Union County Gen. Oblig. BAN Series 2017, 2.25% 6/22/18	350,000	350,218
West Caldwell Township BAN Series 2017, 3% 12/14/18	4,900,000	4,937,021
		191,190,272
New York And New Jersey - 5.7%
Port Auth. of New York & New Jersey:
Series A:
1.3% 6/5/18, CP (a)	21,085,000	21,085,000
1.36% 6/12/18, CP (a)	7,000,000	7,000,000
1.36% 8/16/18, CP (a)	4,000,000	4,000,000
1.39% 8/30/18, CP (a)	5,695,000	5,695,000
1.39% 9/7/18, CP (a)	6,100,000	6,100,000
1.68% 8/23/18, CP (a)	1,600,000	1,600,000
Series B:
1.58% 6/14/18, CP	600,000	600,000
1.72% 8/8/18, CP	1,140,000	1,140,000
		47,220,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $247,110,272)		247,110,272
	Shares	Value

Investment Company - 4.9%
Fidelity Municipal Cash Central Fund, 1.15%(g)(h)
(Cost $40,767,374)	40,766,493	40,767,374
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $828,157,646)		828,157,646
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,581,494
NET ASSETS - 100%		$831,739,140

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,700,000 or 4.7% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC)	4/20/18	$200,000
Port Auth. of New York & New Jersey Series 1991 1, 1.14% 7/2/18, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 1.14% 7/2/18, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.14% 7/2/18, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.14% 7/2/18, VRDN	8/9/02	$10,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$482,718
Total	$482,718

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $787,390,272)	$787,390,272
Fidelity Central Funds (cost $40,767,374)	40,767,374
Total Investment in Securities (cost $828,157,646)		$828,157,646
Cash		5,216
Receivable for investments sold		8,750,253
Receivable for fund shares sold		209,103
Interest receivable		3,762,964
Distributions receivable from Fidelity Central Funds		87,250
Prepaid expenses		302
Total assets		840,972,734
Liabilities
Payable for investments purchased
Regular delivery	$750,000
Delayed delivery	5,715,662
Payable for fund shares redeemed	2,370,346
Distributions payable	25,105
Accrued management fee	251,166
Other affiliated payables	99,089
Other payables and accrued expenses	22,226
Total liabilities		9,233,594
Net Assets		$831,739,140
Net Assets consist of:
Paid in capital		$831,956,305
Distributions in excess of net investment income		(154)
Accumulated undistributed net realized gain (loss) on investments		(217,011)
Net Assets, for 830,141,165 shares outstanding		$831,739,140
Net Asset Value, offering price and redemption price per share ($831,739,140 ÷ 830,141,165 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Interest		$5,586,364
Income from Fidelity Central Funds		482,718
Total income		6,069,082
Expenses
Management fee	$1,608,230
Transfer agent fees	579,191
Accounting fees and expenses	54,755
Custodian fees and expenses	3,791
Independent trustees' fees and expenses	2,022
Registration fees	18,545
Audit	19,925
Legal	6,312
Miscellaneous	2,965
Total expenses before reductions	2,295,736
Expense reductions	(2,960)
Total expenses after reductions		2,292,776
Net investment income (loss)		3,776,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(73,624)
Fidelity Central Funds	(628)
Total net realized gain (loss)		(74,252)
Net increase in net assets resulting from operations		$3,702,054

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,776,306	$4,324,588
Net realized gain (loss)	(74,252)	(172,569)
Net increase in net assets resulting from operations	3,702,054	4,152,019
Distributions to shareholders from net investment income	(3,776,460)	(4,324,472)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	49,861,590	71,599,120
Reinvestment of distributions	3,640,264	4,185,863
Cost of shares redeemed	(205,266,145)	(579,209,918)
Net increase (decrease) in net assets and shares resulting from share transactions	(151,764,291)	(503,424,935)
Total increase (decrease) in net assets	(151,838,697)	(503,597,388)
Net Assets
Beginning of period	983,577,837	1,487,175,225
End of period	$831,739,140	$983,577,837
Other Information
Distributions in excess of net investment income end of period	$(154)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.004	.004	.001	–A	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Total distributions	(.004)	(.004)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.42%	.37%	.07%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.50%	.51%	.50%	.51%
Expenses net of fee waivers, if any	.51%F	.50%	.32%	.08%	.09%	.15%
Expenses net of all reductions	.51%F	.50%	.32%	.08%	.09%	.15%
Net investment income (loss)	.84%F	.36%	.05%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$831,739	$983,578	$1,487,175	$2,338,651	$2,357,770	$2,461,337

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the fidelity Central Funds, market discount, deferred trustee compensation, and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$481,505,957	$18,978,814	$(2,992,131)	$15,986,683
Fidelity New Jersey Municipal Money Market Fund	828,157,646	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity New Jersey Municipal Money Market Fund	(176,132)	-	(176,132)	(176,132)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $44,651,126 and $53,445,811, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.03
Fidelity New Jersey Municipal Money Market Fund	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$745

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses.

These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$2,064
Fidelity New Jersey Municipal Money Market Fund	48

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$1,575
Fidelity New Jersey Municipal Money Market Fund	2,912

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$1,000.00	$1,004.70	$2.40
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity New Jersey Municipal Money Market Fund	.51%
Actual		$1,000.00	$1,004.20	$2.55
Hypothetical-C		$1,000.00	$1,022.39	$2.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® New Jersey AMT Tax-Free Money Market Fund Fidelity® New Jersey AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report May 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of May 31, 2018

Days	% of fund's investments 5/31/18
1 - 7	71.6
8 - 30	1.8
31 - 60	5.4
61 - 90	2.3
91 - 180	9.4
> 180	9.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2018
Variable Rate Demand Notes (VRDNs)	42.4%
Tender Option Bond	22.3%
Other Municipal Security	25.2%
Investment Companies	10.0%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

5/31/18
Fidelity® New Jersey AMT Tax-Free Money Market Fund	0.91%
Institutional Class	1.01%
Service Class	0.76%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2018, the most recent period shown in the table, would have been 0.96% for Institutional Class and 0.72% for Service Class.

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 42.4%
	Principal Amount	Value
Alabama - 0.7%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.26% 6/7/18, VRDN (a)	$2,500,000	$2,500,000
West Jefferson Indl. Dev. Series 2008, 1.26% 6/7/18, VRDN (a)	500,000	500,000
		3,000,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.16% 6/7/18, VRDN (a)	1,200,000	1,200,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.14% 6/7/18, VRDN (a)	1,000,000	1,000,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 1.09% 6/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	2,100,000	2,100,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.22% 6/7/18, VRDN (a)	200,000	200,000
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2008, 1.02% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	900,000	900,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.2% 6/7/18, VRDN (a)	200,000	200,000
Series I, 1.2% 6/7/18, VRDN (a)	100,000	100,000
		300,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.14% 6/7/18, VRDN (a)	1,100,000	1,100,000
Series 2010 B1, 1.19% 6/7/18, VRDN (a)	2,050,000	2,050,000
		3,150,000
New Jersey - 25.3%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.82% 6/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	4,400,000	4,400,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	13,840,000	13,840,000
New Jersey Econ. Dev. Auth. Rev. (Applewood Estates Proj.) Series 2005 B, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	8,935,000	8,935,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.03% 6/7/18, LOC Bank of America NA, VRDN (a)	4,125,000	4,125,000
Series 2008 C, 1.03% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	15,395,000	15,395,000
(Barnabas Health Proj.) Series 2011 B, 1.03% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	6,760,000	6,760,000
(Meridian Health Sys. Proj.):
Series 2003 A, 1.03% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,685,000	12,685,000
Series 2006 A5, 1.1% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.04% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,620,000	5,620,000
(Virtua Health Proj.) Series 2009 D, 1.03% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
Series 2014 B, 1% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.98% 6/7/18, LOC Bank of America NA, VRDN (a)	18,300,000	18,300,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.82% 6/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	5,190,000	5,190,000
		102,825,000
New Jersey, Pennsylvania - 10.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.01% 6/7/18, LOC TD Banknorth, NA, VRDN (a)	27,205,000	27,205,000
Series 2010 B, 1.05% 6/7/18, LOC Barclays Bank PLC, VRDN (a)	16,470,000	16,470,000
		43,675,000
New York And New Jersey - 3.4%
Port Auth. of New York & New Jersey:
Series 1992 2, 1.11% 7/2/18, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 1.11% 7/2/18, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 1.11% 7/2/18, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.26% 6/7/18, VRDN (a)	100,000	100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 6/7/18, VRDN (a)	100,000	100,000
		200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $172,450,000)		172,450,000

Tender Option Bond - 22.3%
Illinois - 0.3%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
Series Floaters 006, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
		1,200,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200,000	1,200,000
New Jersey - 14.1%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 1.11%, tender 6/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	2,400,000	2,400,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 1.1% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN:
Series Floaters E102, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	19,400,000	19,400,000
Series Floaters XF 25 25, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,300,000	3,300,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Series Floaters XF 25 38, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	810,000	810,000
Series Floaters XG 01 68, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Series Floaters XL 00 52, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,225,000	3,225,000
Series Floaters XX 10 91, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,910,000	2,910,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 1.07% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 06 01, 1.07% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,230,000	2,230,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,100,000	4,100,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,200,000	4,200,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,425,000	1,425,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.12% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,160,000	3,160,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.06% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	535,000	535,000
		57,395,000
New York And New Jersey - 7.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series 16 XF2211, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,800,000	3,800,000
Series Floaters XF 05 65, 1.08% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	800,000	800,000
Series Floaters XM 05 05, 1.09% 6/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,800,000	2,800,000
Series Floaters XX 10 68, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000,000	4,000,000
Series Floaters ZM 04 10, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,755,000	1,755,000
Series MS 3249, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
		30,305,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
		300,000
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
TOTAL TENDER OPTION BOND
(Cost $90,600,000)		90,600,000

Other Municipal Security - 25.2%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,285,000	1,285,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,095,000	1,095,000
		2,380,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	200,000	200,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	200,000	200,000
1.68% tender 6/28/18, CP mode	300,000	300,000
		500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.38% tender 6/28/18, CP mode	500,000	500,000
New Jersey - 24.1%
Avalon Borough Gen. Oblig. BAN Series 2018, 2.75% 12/5/18	3,300,000	3,320,270
Berkeley Heights Township BAN Series 2017, 2.25% 10/4/18	2,700,000	2,709,959
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	2,000,000	2,019,800
Brick Township Gen. Oblig. BAN Series 2017, 2.25% 7/19/18	775,000	775,772
Camden County BAN Series 2017 A, 3% 10/25/18	3,400,000	3,423,253
Chester Township Gen. Oblig. BAN Series 2017, 2.25% 10/12/18	3,130,000	3,140,567
Delran Township BAN Series 2017, 2.5% 10/29/18	2,894,000	2,909,038
Englewood Gen. Oblig. BAN Series 2017 A, 2.25% 8/16/18	200,000	200,390
Essex County Gen. Oblig. BAN Series 2017, 2.5% 9/12/18	850,000	852,048
Fairfield TWP NJ BD NTS. BAN Series 2017, 3% 12/4/18	1,700,000	1,712,109
Fairview Gen. Oblig. BAN Series 2018, 3% 2/1/19	2,700,000	2,723,698
Harrison Township BAN Series 2018 A, 3.25% 5/29/19	4,200,000	4,253,924
Hopatcong Borough Gen. Oblig. BAN Series 2017, 2.25% 7/26/18	1,300,000	1,302,071
Hopewell Township Gen. Oblig. BAN Series 2018:
3% 4/5/19	1,700,000	1,717,186
3% 4/5/19 (e)	1,100,000	1,110,032
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	3,400,000	3,426,692
Mercer County Gen. Oblig. BAN Series A, 2% 8/28/18	3,250,000	3,254,818
Middlesex County Gen. Oblig. BAN Series 2017, 2% 6/13/18	3,000,000	3,000,486
Montclair Township Gen. Oblig. BAN Series 2017, 2.5% 11/2/18	11,391,218	11,435,795
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	3,600,000	3,637,368
New Jersey Edl. Facility Bonds:
Series 2017 B, 5% 7/1/18	2,350,000	2,356,978
5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,100,000	1,103,204
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2008:
5.25% 10/1/18 (Pre-Refunded to 10/1/18 @ 100)	1,955,000	1,978,936
6.625% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,004,065
North Arlington BAN Series 2018, 2.5% 10/1/18	2,110,000	2,114,719
North Caldwell Gen. Oblig. BAN Series 2017, 2.25% 10/24/18	1,800,000	1,807,629
North Wildwood Gen. Oblig. BAN Series 2017, 2.25% 8/23/18	3,600,000	3,609,144
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	3,400,000	3,420,193
Oradell BAN Series 2018, 3% 4/5/19	2,700,000	2,725,495
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	3,400,000	3,418,983
Point Pleasant Beach Gen. Oblig. BAN Series 2017, 2.25% 8/3/18	1,911,717	1,914,877
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed) (e)	1,600,000	1,617,376
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	7,500,000	7,524,321
Union County Gen. Oblig. BAN Series 2017, 2.25% 6/22/18	2,925,000	2,926,521
West Caldwell Township BAN Series 2017, 3% 12/14/18	3,400,000	3,425,688
		97,873,405
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series B:
1.58% 6/14/18, CP	300,000	300,000
1.72% 8/8/18, CP	500,000	500,000
		800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $102,253,405)		102,253,405
	Shares	Value

Investment Company - 10.0%
Fidelity Tax-Free Cash Central Fund, 1.01% (f)
(Cost $40,760,843)	40,757,988	40,760,843
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $406,064,248)		406,064,248
NET OTHER ASSETS (LIABILITIES) - 0.1%		279,207
NET ASSETS - 100%		$406,343,455

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,800,000 or 4.1% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	4/20/18	$100,000
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$1,100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$200,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$1,200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$200,000
Port Auth. of New York & New Jersey Series 1992 2, 1.11% 7/2/18, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 1.11% 7/2/18, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 1.11% 7/2/18, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$231,909
Total	$231,909

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $365,303,405)	$365,303,405
Fidelity Central Funds (cost $40,760,843)	40,760,843
Total Investment in Securities (cost $406,064,248)		$406,064,248
Cash		10,821
Receivable for investments sold		3,500,000
Receivable for fund shares sold		193,240
Interest receivable		1,747,662
Distributions receivable from Fidelity Central Funds		41,108
Receivable from investment adviser for expense reductions		8,553
Other receivables		16
Total assets		411,565,648
Liabilities
Payable for investments purchased
Regular delivery	$1,500,000
Delayed delivery	2,727,408
Payable for fund shares redeemed	889,067
Distributions payable	16,430
Accrued management fee	65,704
Distribution and service plan fees payable	52
Other affiliated payables	23,532
Total liabilities		5,222,193
Net Assets		$406,343,455
Net Assets consist of:
Paid in capital		$406,431,893
Distributions in excess of net investment income		(2,845)
Accumulated undistributed net realized gain (loss) on investments		(85,593)
Net Assets		$406,343,455
New Jersey AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($177,183,929 ÷ 176,976,773 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($228,912,612 ÷ 228,723,373 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($246,914 ÷ 246,708 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Interest		$2,236,996
Income from Fidelity Central Funds		231,909
Total income		2,468,905
Expenses
Management fee	$370,832
Transfer agent fees	132,812
Distribution and service plan fees	328
Independent trustees' fees and expenses	680
Total expenses before reductions	504,652
Expense reductions	(53,206)
Total expenses after reductions		451,446
Net investment income (loss)		2,017,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,140)
Fidelity Central Funds	961
Total net realized gain (loss)		(12,179)
Net increase in net assets resulting from operations		$2,005,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,017,459	$1,875,083
Net realized gain (loss)	(12,179)	(15,054)
Net increase in net assets resulting from operations	2,005,280	1,860,029
Distributions to shareholders from net investment income	(2,017,504)	(1,875,041)
Distributions to shareholders from net realized gain	(3,465)	–
Total distributions	(2,020,969)	(1,875,041)
Share transactions - net increase (decrease)	62,385,716	39,284,289
Total increase (decrease) in net assets	62,370,027	39,269,277
Net Assets
Beginning of period	343,973,428	304,704,151
End of period	$406,343,455	$343,973,428
Other Information
Distributions in excess of net investment income end of period	$(2,845)	$(2,800)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.005	.002	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.005	.005	.002	.001	–A	–A
Distributions from net investment income	(.005)	(.005)	(.002)	–A	–A	–A
Distributions from net realized gain	–A	–	–	(.001)	–	–
Total distributions	(.005)	(.005)	(.002)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.52%	.55%	.16%	.07%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%F	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%F	.30%	.24%	.07%	.09%	.15%
Expenses net of all reductions	.30%F	.30%	.24%	.07%	.09%	.15%
Net investment income (loss)	1.03%F	.55%	.16%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$177,184	$151,989	$134,802	$147,426	$152,998	$176,352

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.006	.002	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.006	.006	.002	.001	–A	–A
Distributions from net investment income	(.006)	(.006)	(.002)	–A	–A	–A
Distributions from net realized gain	–A	–	–	(.001)	–	–
Total distributions	(.006)	(.006)	(.002)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.57%	.65%	.23%	.07%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%F	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%F	.20%	.17%	.07%	.09%	.15%
Expenses net of all reductions	.20%F	.20%	.17%	.07%	.09%	.15%
Net investment income (loss)	1.13%F	.65%	.22%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$228,913	$191,716	$169,835	$185,128	$224,335	$253,288

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New Jersey AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.004	.004	.001	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.004	.004	.001	.001	–A	–A
Distributions from net investment income	(.004)	(.004)	(.001)	–A	–A	–A
Distributions from net realized gain	–A	–	–	(.001)	–	–
Total distributions	(.004)	(.004)	(.001)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.44%	.39%	.07%	.07%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%F	.45%	.33%	.07%	.08%	.15%
Expenses net of all reductions	.45%F	.45%	.33%	.07%	.08%	.15%
Net investment income (loss)	.88%F	.40%	.06%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$247	$269	$67	$67	$67	$67

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and expiring capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the

IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$406,064,248

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,398)
Total with expiration	$(1,398)
No expiration
Short-term	$(67,361)
Total capital loss carryforward	$(68,759)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New Jersey AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$328	$328

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New Jersey AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New Jersey AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New Jersey AMT Tax-Free Money Market Fund	$79,854
Institutional Class	52,892
Service Class	66
$132,812

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $53,110 and $67, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $29.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
New Jersey AMT Tax-Free Money Market Fund	$821,944	$806,214
Institutional Class	1,194,414	1,068,287
Service Class	1,146	540
Total	$2,017,504	$1,875,041
From net realized gain
New Jersey AMT Tax-Free Money Market Fund	$1,518	$–
Institutional Class	1,944	–
Service Class	3	–
Total	$3,465	$–

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended May 31, 2018	Year ended November 30, 2017
New Jersey AMT Tax-Free Money Market Fund
Shares sold	77,366,964	83,427,100
Reinvestment of distributions	788,972	751,845
Shares redeemed	(52,955,018)	(66,991,361)
Net increase (decrease)	25,200,918	17,187,584
Institutional Class
Shares sold	109,193,217	116,026,278
Reinvestment of distributions	1,136,308	996,968
Shares redeemed	(73,122,701)	(95,128,068)
Net increase (decrease)	37,206,824	21,895,178
Service Class
Shares sold	–	205,000
Reinvestment of distributions	1,149	540
Shares redeemed	(23,175)	(4,013)
Net increase (decrease)	(22,026)	201,527

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
New Jersey AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,005.20	$1.50
Hypothetical-C		$1,000.00	$1,023.44	$1.51
Institutional Class	.20%
Actual		$1,000.00	$1,005.70	$1.00
Hypothetical-C		$1,000.00	$1,023.93	$1.01
Service Class	.45%
Actual		$1,000.00	$1,004.40	$2.25
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SNJ-SANN-0718
1.850774.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018